Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Outcomes
Pursuant to Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation
S-K,
we are required to provide the following information about the relationship between “Compensation Actually Paid,” defined by the SEC and referred to below as “CAP,” and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis—Annual Incentive Bonus” and “Compensation Discussion and Analysis—Long-term Equity Incentive Compensation.”

					Value of Initial Fixed $100 Invested Based On:
Year (a)	SCT Total Compensation for CEO (1) (b)	Compensation Actually Paid to CEO (2) (c)	Average SCT Total Compensation for Other NEOs (3) (d)	Average Compensation Actually Paid to Other NEOs (4) (e)	Company TSR (5) (f)	Nasdaq US Benchmark Retail Index TSR (6) (g)	Net Income ($M) (7) (h)	Pre-lncentive Adjusted Operating Income ($M) (8) (i)
2022	$7,026,551	$10,728,894	$1,912,785	$2,722,276	$172.43	$138.03	$261.5	$352.5
2021	$9,047,922	$5,755,350	$2,492,862	$1,927,477	$140.29	$163.44	$278.8	$412.1
2020	$16,786,568	$13,521,989	$3,388,934	$3,164,338	$155.21	$141.08	$123.4	$171.7

1
The dollar amounts reported in column (b) are the amounts of total compensation reported in the Summary Compensation Table for Mr. Anderson, our President and CEO (the principal executive officer for each of the three fiscal years shown).

2
The dollar amounts reported in column (c) represent the amount of CAP to Mr. Anderson. In accordance with the SEC methodology for determining CAP, the following adjustments were made to Mr. Anderson’s total compensation for each fiscal year shown:

Fiscal Year	Salary	Bonus and Non- Equity Incentive Compensation	Equity Compensation	All Other Compensation	Summary Compensation Table Total	Deductions from Summary Compensation Table (a)		Adjustments to Compensation Table Total (b)	Compensation Actually Paid
2022	$1,211,538	$0	$5,812,090	$2,923	$7,026,551	-$	5,812,090	$9,514,432	$10,728,894
2021	$1,000,000	$2,750,000	$5,279,695	$18,227	$9,047,922	-$	5,279,695	$1,987,123	$5,755,350
2020	$901,923	$937,500	$14,939,068	$8,077	$16,786,568	-$	14,939,068	$11,674,489	$13,521,989

(a)	Represents the grant date fair value of equity awards reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.
(b)
The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) of the following: (i) the fiscal year-end
fair value of any equity awards granted in the applicable fiscal year that are outstanding and unvested as of the end of the fiscal year; (ii) the amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable fiscal year; (iii) for awards that are granted and vest in same applicable fiscal year, the fair value as of the vesting date; and (iv) for awards granted in prior fiscal years that vest in the applicable fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the applicable fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Addition of Fair Value of Current Year Equity Awards at FYE	Deduction for Awards Granted in Prior Years that Fail to Meet Vesting Criteria	(Deductions) Additions for Change in Value of Prior Years’ Awards Unvested at FYE	Additions (Deductions) for Change in Value of Prior Years’ Awards That Vested in Fiscal Year	Equity Value Included in Compensation Actually Paid
2022	$5,596,508	$0	($151,797)	$4,069,721	$9,514,432
2021	$5,677,423	$0	($4,098,584)	$408,284	$1,987,123
2020	$20,715,928	($1,223,590)	($6,465,071)	($1,352,778)	$11,674,489

3
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Anderson, who has served as our CEO since February 2015) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. The NEOs (excluding

Mr. Anderson) included for purposes of calculating the average amounts in each of the three fiscal years are Messrs. Bull, Specter and Romanko and Ms. Werthauser.
4
The dollar amounts reported in column (e) represent the average amount of CAP to the NEOs as a group (excluding Mr. Anderson). In accordance with the SEC methodology for determining CAP, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Anderson) for each fiscal year shown:

Fiscal Year	Average Salary	Average Bonus and Non-Equity Incentive Compensation	Average Equity Compensation	Average All Other Compensation	Average Summary Compensation Table Total	Deductions from Summary Compensation Table (a)		Adjustments to Compensation Table Total (b)	Average Compensation Actually Paid
2022	$628,042	$0	$1,259,721	$25,021	$1,912,785	-$	1,259,721	$2,069,213	$2,722,276
2021	$607,746	$1,077,767	$791,760	$15,590	$2,492,862	-$	791,760	$226,375	$1,927,477
2020	$547,894	$333,282	$2,498,587	$9,171	$3,388,934	-$	2,498,587	$2,273,991	$3,164,338

(a)	Represents the grant date fair value of equity awards reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.
(b)	The amounts deducted or added in calculating the total average equity award adjustments, using the same methodology as described in note 2(b) above, are as follows:

Fiscal Year	Addition of Fair Value of Current Year Equity Awards at FYE	Deduction for Awards Granted in Prior Years that Fail to Meet Vesting Criteria	(Deductions) Additions for Change in Value of Prior Years’ Awards Unvested at FYE	Additions (Deductions) for Change in Value of Prior Years’ Awards That Vested in Fiscal Year	Equity Value Included in Compensation Actually Paid
2022	$1,278,099	$0	($12,384)	$803,497	$2,069,213
2021	$851,424	$0	($691,367)	$66,319	$226,375
2020	$3,221,508	$0	($660,149)	($287,368)	$2,273,991

5	As used herein, “TSR” means cumulative total shareholder return, as calculated in accordance with SEC rules.
6	The peer group we use for this purpose is the Nasdaq US Benchmark Retail Index, the same index we use for purposes of our performance graph disclosure pursuant to Item 201(e) of Regulation S-K.
7	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.
8
Pre-Incentive
Adjusted Operating Income is a
non-GAAP
measure we use to determine the majority of our annual incentive opportunity and is defined as the Company’s operating income as reflected in the Company’s audited financial statements, adjusted to exclude the impact of: (a) all expense (net of reimbursement) incurred as part of a public offering of the Company’s securities, whether by the Company or by selling shareholders or both; (b) expenses incurred related to acquisition transaction costs; (c) income/expense incurred due to a change in accounting principles; (d) external expenses incurred during the start-up
period for any new business venture; (e) bonuses payable under the Incentive Bonus Plan, and (f) any other adjustments that may be approved by the compensation committee. See Appendix
A-1
for a reconciliation of
Pre-Incentive
Adjusted Operating Income to operating income.

Company Selected Measure Name	Pre-Incentive Adjusted Operating Income
Named Executive Officers, Footnote [Text Block]
3
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Anderson, who has served as our CEO since February 2015) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. The NEOs (excluding

Mr. Anderson) included for purposes of calculating the average amounts in each of the three fiscal years are Messrs. Bull, Specter and Romanko and Ms. Werthauser.

Peer Group Issuers, Footnote [Text Block]	The peer group we use for this purpose is the Nasdaq US Benchmark Retail Index, the same index we use for purposes of our performance graph disclosure pursuant to Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 7,026,551	$ 9,047,922	$ 16,786,568
PEO Actually Paid Compensation Amount	$ 10,728,894	5,755,350	13,521,989
Adjustment To PEO Compensation, Footnote [Text Block]
2
The dollar amounts reported in column (c) represent the amount of CAP to Mr. Anderson. In accordance with the SEC methodology for determining CAP, the following adjustments were made to Mr. Anderson’s total compensation for each fiscal year shown:

Fiscal Year	Salary	Bonus and Non- Equity Incentive Compensation	Equity Compensation	All Other Compensation	Summary Compensation Table Total	Deductions from Summary Compensation Table (a)		Adjustments to Compensation Table Total (b)	Compensation Actually Paid
2022	$1,211,538	$0	$5,812,090	$2,923	$7,026,551	-$	5,812,090	$9,514,432	$10,728,894
2021	$1,000,000	$2,750,000	$5,279,695	$18,227	$9,047,922	-$	5,279,695	$1,987,123	$5,755,350
2020	$901,923	$937,500	$14,939,068	$8,077	$16,786,568	-$	14,939,068	$11,674,489	$13,521,989

(a)	Represents the grant date fair value of equity awards reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.
(b)
The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) of the following: (i) the fiscal year-end
fair value of any equity awards granted in the applicable fiscal year that are outstanding and unvested as of the end of the fiscal year; (ii) the amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable fiscal year; (iii) for awards that are granted and vest in same applicable fiscal year, the fair value as of the vesting date; and (iv) for awards granted in prior fiscal years that vest in the applicable fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the applicable fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Addition of Fair Value of Current Year Equity Awards at FYE	Deduction for Awards Granted in Prior Years that Fail to Meet Vesting Criteria	(Deductions) Additions for Change in Value of Prior Years’ Awards Unvested at FYE	Additions (Deductions) for Change in Value of Prior Years’ Awards That Vested in Fiscal Year	Equity Value Included in Compensation Actually Paid
2022	$5,596,508	$0	($151,797)	$4,069,721	$9,514,432
2021	$5,677,423	$0	($4,098,584)	$408,284	$1,987,123
2020	$20,715,928	($1,223,590)	($6,465,071)	($1,352,778)	$11,674,489

Non-PEO NEO Average Total Compensation Amount	$ 1,912,785	2,492,862	3,388,934
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,722,276	1,927,477	3,164,338
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
4
The dollar amounts reported in column (e) represent the average amount of CAP to the NEOs as a group (excluding Mr. Anderson). In accordance with the SEC methodology for determining CAP, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Anderson) for each fiscal year shown:

Fiscal Year	Average Salary	Average Bonus and Non-Equity Incentive Compensation	Average Equity Compensation	Average All Other Compensation	Average Summary Compensation Table Total	Deductions from Summary Compensation Table (a)		Adjustments to Compensation Table Total (b)	Average Compensation Actually Paid
2022	$628,042	$0	$1,259,721	$25,021	$1,912,785	-$	1,259,721	$2,069,213	$2,722,276
2021	$607,746	$1,077,767	$791,760	$15,590	$2,492,862	-$	791,760	$226,375	$1,927,477
2020	$547,894	$333,282	$2,498,587	$9,171	$3,388,934	-$	2,498,587	$2,273,991	$3,164,338

(a)	Represents the grant date fair value of equity awards reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.
(b)	The amounts deducted or added in calculating the total average equity award adjustments, using the same methodology as described in note 2(b) above, are as follows:

Fiscal Year	Addition of Fair Value of Current Year Equity Awards at FYE	Deduction for Awards Granted in Prior Years that Fail to Meet Vesting Criteria	(Deductions) Additions for Change in Value of Prior Years’ Awards Unvested at FYE	Additions (Deductions) for Change in Value of Prior Years’ Awards That Vested in Fiscal Year	Equity Value Included in Compensation Actually Paid
2022	$1,278,099	$0	($12,384)	$803,497	$2,069,213
2021	$851,424	$0	($691,367)	$66,319	$226,375
2020	$3,221,508	$0	($660,149)	($287,368)	$2,273,991

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Performance Measures
The most important financial performance measures used by the Company to link executive CAP to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

Pre-Incentive Adjusted Operating Income (as defined above)

Net Sales

Relative TSR (the Company’s TSR as compared to the TSR of a peer group established by the Compensation Committee)

Total Shareholder Return Amount	$ 172.43	140.29	155.21
Peer Group Total Shareholder Return Amount	138.03	163.44	141.08
Net Income (Loss)	$ 261,500,000	$ 278,800,000	$ 123,400,000
Company Selected Measure Amount	352,500,000	412,100,000	171,700,000
PEO Name	Mr. Anderson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Incentive Adjusted Operating Income
Non-GAAP Measure Description [Text Block]
Pre-Incentive
Adjusted Operating Income is a
non-GAAP
measure we use to determine the majority of our annual incentive opportunity and is defined as the Company’s operating income as reflected in the Company’s audited financial statements, adjusted to exclude the impact of: (a) all expense (net of reimbursement) incurred as part of a public offering of the Company’s securities, whether by the Company or by selling shareholders or both; (b) expenses incurred related to acquisition transaction costs; (c) income/expense incurred due to a change in accounting principles; (d) external expenses incurred during the start-up
period for any new business venture; (e) bonuses payable under the Incentive Bonus Plan, and (f) any other adjustments that may be approved by the compensation committee. See Appendix
A-1
for a reconciliation of
Pre-Incentive
Adjusted Operating Income to operating income.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member]
Pay vs Performance Disclosure [Table]
Salary	$ 1,211,538	$ 1,000,000	$ 901,923
Bonus and NonEquity Incentive Plan Compensation	0	2,750,000	937,500
All Other Compensation	2,923	18,227	8,077
Equity Awards	5,812,090	5,279,695	14,939,068
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,514,432	1,987,123	11,674,489
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,812,090)	(5,279,695)	(14,939,068)
PEO [Member] | Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,596,508	5,677,423	20,715,928
PEO [Member] | Awards Granted in Prior Years that Fail to Meet Vesting Criteria [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(1,223,590)
PEO [Member] | Change in Value of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(151,797)	(4,098,584)	(6,465,071)
PEO [Member] | Change in Value of Prior Years Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,069,721	408,284	(1,352,778)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Salary	628,042	607,746	547,894
Bonus and NonEquity Incentive Plan Compensation	0	1,077,767	333,282
All Other Compensation	25,021	15,590	9,171
Equity Awards	1,259,721	791,760	2,498,587
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,069,213	226,375	2,273,991
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,259,721)	(791,760)	(2,498,587)
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,278,099	851,424	3,221,508
Non-PEO NEO [Member] | Awards Granted in Prior Years that Fail to Meet Vesting Criteria [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Value of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,384)	(691,367)	(660,149)
Non-PEO NEO [Member] | Change in Value of Prior Years Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 803,497	$ 66,319	$ (287,368)